Long-Term Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long Term Investments [Line Items]
Balances at January 1	¥ 11,812		¥ 2,741	¥ 4,734
Additions			9,900
Share of results of equity method investee				(15)
Disposal				(1,846)
Impairment			(784)
Foreign currency translation adjustment	157		(45)	(132)
Balances at December 31	11,969	$ 1,735	11,812	2,741
Equity securities without readily determinable fair value
Long Term Investments [Line Items]
Balances at January 1	11,812		2,741	3,873
Additions			9,900
Disposal				(1,000)
Impairment			(784)
Foreign currency translation adjustment	157		(45)	(132)
Balances at December 31	¥ 11,969		¥ 11,812	2,741
Equity Method
Long Term Investments [Line Items]
Balances at January 1				861
Share of results of equity method investee				(15)
Disposal				¥ (846)